Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress

As of December 31, 2024 the Group has entered several purchase commitments for machinery and equipment, vehicles and construction in progress in the amount of US$281,548 (US$388,325 as of December 31, 2023).

				Net amount
	Useful life	Cost	Accumulated depreciation	December 31, 2024	December 31, 2023
Buildings	5 to 60 years	6,056,821	(2,074,344)	3,982,477	4,305,145
Land	—	1,069,392	—	1,069,392	1,209,739
Machinery and equipment	3 to 30 years	9,303,273	(5,265,077)	4,038,196	4,310,590
Facilities	10 to 30 years	1,053,308	(370,960)	682,348	764,036
Computer equipment	2 to 15 years	500,079	(312,915)	187,164	166,291
Vehicles (land and air)	3 to 35 years	451,401	(175,819)	275,582	272,663
Construction in progress	—	1,238,785	—	1,238,785	1,636,719
Others	2 to 25 years	758,202	(451,266)	306,936	253,066
		20,431,261	(8,650,381)	11,780,880	12,918,249

Schedule of Changes in Property, Plant and Equipment

Changes in property, plant and equipment:

	Balance at January 1, 2024	Acquired in business combination	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2024
Buildings	4,305,145	656	389,071	(13,426)	(249,719)	(449,250)	3,982,477
Land	1,209,739	887	44,368	(4,535)	—	(181,067)	1,069,392
Machinery and equipment	4,310,590	1,387	773,330	(26,273)	(651,884)	(368,954)	4,038,196
Facilities	764,036	8	150,793	(483)	(52,546)	(179,460)	682,348
Computer equipment	166,291	12	97,172	(2,952)	(61,550)	(11,809)	187,164
Vehicles (land and air)	272,663	26	100,767	(13,116)	(44,931)	(39,827)	275,582
Construction in progress	1,636,719	826	(209,062)	(4,609)	—	(185,089)	1,238,785
Other	253,066	62	112,978	(1,197)	(42,804)	(15,169)	306,936
	12,918,249	3,864	1,459,417	(66,591)	(1,103,434)	(1,430,625)	11,780,880

	Balance at January 1, 2023	Acquired in business combination (3)	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2023
Buildings	3,779,963	4	680,142	(32,725)	(263,669)	141,430	4,305,145
Land	1,056,590	—	118,254	(14,345)	—	49,240	1,209,739
Machinery and equipment	3,832,826	10,180	989,430	(37,382)	(610,850)	126,386	4,310,590
Facilities	575,290	—	184,128	(2,783)	(44,024)	51,425	764,036
Computer equipment	116,263	—	90,951	(710)	(44,804)	4,591	166,291
Vehicles (land and air)	214,898	—	99,659	(8,736)	(43,559)	10,401	272,663
Construction in progress	2,124,483	—	(558,747)	(4,046)	—	75,029	1,636,719
Other	215,050	(15)	77,369	(9,105)	(36,973)	6,740	253,066
	11,915,363	10,169	1,681,186	(109,832)	(1,043,879)	465,242	12,918,249
	Balance at January 1, 2022	Acquired in business combination (2)	Additions net of transfers	Disposals	Business combination adjustment	Depreciation	Exchange rate variation	Balance at December 31, 2022
Buildings	3,500,837	120,213	360,757	(3,900)	5	(235,102)	37,154	3,779,964
Land	944,922	81,496	25,770	(5,316)	—	—	9,718	1,056,590
Machinery and equipment	3,569,854	90,861	738,953	(6,308)	75	(569,888)	9,279	3,832,826
Facilities	487,028	854	86,100	(92)	—	(32,225)	33,625	575,290
Computer equipment	121,960	705	39,875	(4,299)	—	(41,298)	(679)	116,264
Vehicles (land and air)	180,960	12,306	61,945	(7,497)	12	(34,571)	1,743	214,898
Construction in progress	1,218,888	4,990	892,255	(980)	—	—	9,330	2,124,483
Other	183,840	6,198	61,123	(1,557)	12	(34,968)	400	215,048
	10,208,289	317,623	2,266,778	(29,949)	104	(948,052)	100,570	11,915,363

(1)	Additions for each category includes transfers from construction in progress during the period.
(2)	Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.
(3)	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.